Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	$ 90,715	$ 70,684	$ 56,910
Israel [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	2,803	1,670	1,028
China [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	9,609	15,574	11,989
Hong Kong [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	15,157	13,964	9,780
United States [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	17,494	10,842	7,969
Mexico [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	4,443	2,381	7,708
Japan [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	9,238	7,669	6,802
Hungary [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	11,205	5,978	1,424
Other [Member]
Segment and Revenue by Geography and by Major Customer (Details) - Schedule of table shows revenue by geography [Line Items]
Revenues	$ 20,766	$ 12,606	$ 10,210